Receivables	3 Months Ended
Mar. 31, 2023
Receivables [Abstract]
RECEIVABLES
5.	RECEIVABLES

As of March 31, 2023, accounts receivable consists of customer receivables of $17,761 (net an allowance for doubtful accounts of $300) and GST receivable of $16,806. As of December 31, 2022, accounts receivable consists of customer receivables of $46,592 (net an allowance for doubtful accounts of $6,100) and GST receivable of $14,157.